Non-current Assets and Disposal Groups Held for Sale and Liabilities Included in Disposal Groups for Sale - Schedule of Provision for Assets Received in Lieu of Payment (Details) - CLP ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Provision for Assets Received in Lieu of Payment [Abstract]
Balance as of beginning balance	$ 3,456	$ 2,022
Provisions used	(2,667)	(1,890)
Provisions established	2,419	3,324
Provisions released
Balance as of ending balance	$ 3,208	$ 3,456